EATON VANCE MUTUAL FUNDS TRUST Two International Place Boston, MA 02110 Telephone: (617) 482-8260

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the “Registrant”) (1933 Act File No. 02-90946) certifies (a) that the forms of prospectuses and statements of additional information used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 180 (“Amendment No. 180”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 180 was filed electronically with the Commission (Accession No. 0000940394-11-001169) on November 1, 2011:

Eaton Vance Multi-Strategy All Market Fund Eaton Vance Parametric Structured Absolute Return Fund

EATON VANCE MUTUAL FUNDS TRUST By: /s/ Maureen A. Gemma Maureen A. Gemma, Esq. Secretary

Dated: November 2, 2011